STOCKHOLDERS' EQUITY (DEFICIT)	6 Months Ended	12 Months Ended
	May 31, 2014	Nov. 30, 2013
Notes to Financial Statements
NOTE 5 - STOCKHOLDERS' EQUITY (DEFICIT)

Clutterbug for Seniors, LLC was formed on December 29, 2010, under the laws of the State of New Jersey. The Company was incorporated in the State of Nevada on February 1, 2012.

On February 1, 2012, the Company issued 8,000,000 shares of common stock to the founder ($0.0024/share) for services rendered. The Company expensed the $19,200 immediately. Concurrent with the incorporation of Clutterbug for Seniors, LLC on February 1, 2012, the Company converted member’s equity of $480 from an LLC investor to 200,000 shares of common stock ($0.0024/share).

On February 1, 2012 the Company issued 200,000 shares of common stock for services value at $480 ($0.0024/share) the current cash offering price on that date of issuance.

During the year ended November 30, 2012, the Company issued 750,000 shares of common stock for proceeds of $7,500 ($0.01/share).

Clutterbug for Seniors, LLC was formed on December 29, 2010, under the laws of the State of New Jersey. The Company was incorporated in the State of Nevada on February 1, 2012.

On February 1, 2012, the Company issued 8,000,000 shares of common stock to the founder ($0.0024/share) for services rendered. The Company expensed the $19,200 immediately. Concurrent with the incorporation of Clutterbug for Seniors, LLC on February 1, 2012, the Company converted member’s equity of $480 from an LLC investor to 200,000 shares of common stock ($0.0024/share).

On February 1, 2012 the Company issued 200,000 shares of common stock for services value at $480 ($0.0024/share) the current cash offering price on that date of issuance.

During the year ended November 30, 2012, the Company issued 750,000 shares of common stock for proceeds of $7,500 ($0.01/share).